Right-of-Use Operating Lease	6 Months Ended
Dec. 31, 2025
Right-of-use Operating Lease
Right-of-Use Operating Lease

Note 15 – Right-of-Use Operating Lease

On September 1, 2025, the Company’s subsidiary, SWC Group, Inc., executed a five-year triple-net lease for 23,437 square feet of warehouse and distribution space at 13501 S. Main Street, Los Angeles, California 90061.

The landlord, 13501 S. Main Holdings, LLC, is a material lender to the Company.

●	Lease term: 60 months (five years), September 1, 2025 through August 31, 2030
●	Monthly lease payments:

○	Months 1–4: $0 per month (free rent)
○	Month 5: $22,800
○	Months 6–16: $39,680 per month
○	Months 17–28: $45,480 per month
○	Months 29–40: $47,080 per month
○	Months 41–51: $51,280 per month
○	Months 52–60: $52,880 per month

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

●	Total lease obligation: $2,610,000
●	Renewal option: None
●	Lease classification: Operating lease under ASC 842, recorded as a right-of-use asset and lease liability based on the present value of lease payments ($2,091,012) at lease commencement, discounted at the Company’s incremental borrowing rate of 8%
●	Lease incentives: Months 1–4 free rent
●	Guarantee: The Company
●	Security deposit: $15,000

The Company recognizes lease expense on a straight-line basis over the lease term.

At December 31, 2025 and June 30, 2025, the Company has no financing leases as defined in ASC 842, “Leases.”

The tables below present information regarding the Company’s operating lease assets and liabilities at December 31, 2025 and June 30, 2025.

	December 31, 2025	June 30, 2025
Assets

Operating lease - right-of-use asset - non-current	$1,917,012	$-

Liabilities

Operating lease liability	$2,147,332	$-

Weighted-average remaining lease term (years)	4.67	-

Weighted-average discount rate	8%	0%

The components of lease expense were as follows:

	December 31, 2025	December 31, 2024

Operating lease costs

Amortization of right-of-use operating lease asset	$174,000	$-
Lease liability expense in connection with obligation repayment	$56,320	-
Total operating lease costs	$230,320	$-

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$-	$-
Right-of-use asset obtained in exchange for new operating lease liability	$2,091,012	$-

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Future minimum lease payments required under leases that have initial or remaining non-cancelable lease terms in excess of one year at December 31,:

2026 (6 months)	$221,200
2027	510,960
2028	555,360
2029	590,160
2030	626,560
Thereafter	105,760
Total undiscounted cash flows	2,610,000
Less: amount representing interest	462,668
Present value of operating lease liability	2,147,332
Less: current portion of operating lease liability	297,626
Long-term operating lease liability	$1,849,706